Discontinued operations - Net Cash Flows from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations [Abstract]
Cash used in operating activities	$ (3,601)	$ (12,259)
Cash provided by (used in) investing activities	47	(78)
Cash used in financing activities	(234)	(210)
Cash used in discontinued operations	$ (3,788)	$ (12,547)